SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION (Tables)
Share based compensation expense
(in thousands)	2021	2020

Share-based compensation expense for:
Share options	$(1,383)	$(559)
RSUs	(1,435)	(1,034)
PSUs	(14)	(234)
Share based compensation expense	$(2,832)	$(1,827)

Stock options continuity
	2021		2020
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number of Common	Price per Share	Number of Common	Price per Share
	Shares	(CAD)	Shares	(CAD)

Share options outstanding-January 1	15,077,243	$0.67	13,827,243	$0.75
Grants	4,171,000	1.30	3,671,000	0.46
Exercises (1)	(8,451,848)	0.75	(251,500)	0.59
Expiries	(31,000)	0.66	(1,424,000)	0.97
Forfeitures	(1,315,500)	0.79	(745,500)	0.67
Share options outstanding-December 31	9,449,895	$0.86	15,077,243	$0.67
Share options exercisable-December 31	4,370,895	$0.61	10,289,743	$0.74

Stock options outstanding
	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD)	(Years)	Shares	(CAD)

Share options outstanding
$ 0.25 to $ 0.49	3.21	2,354,500	$0.45
$ 0.50 to $ 0.74	1.69	3,054,395	0.64
$ 0.75 to $ 0.99	0.19	331,000	0.85
$ 1.00 to $ 1.49	4.20	3,606,000	1.28
$ 1.50 to $ 1.99	-	-	-
$ 2.00 to $ 2.49	4.87	104,000	2.29
Share options outstanding-December 31, 2021	3.01	9,449,895	$0.86

Fair value of options granted assumptions
	2021	2020

Risk-free interest rate	0.70% - 1.29%	0.27% - 0.67%
Expected share price volatility	66.11% - 73.37%	44.16% - 54.16%
Expected life	3.4 years	3.4 years
Estimated forfeiture rate	3.13% - 3.91%	2.84% - 3.08%
Expected dividend yield	-	-
Fair value per option granted	CAD$0.59 - CAD$1.22	CAD$0.15 - CAD$0.25

RSUs continuity
	2021		2020
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per RSU	Common	Per RSU
	Shares	(CAD)	Shares	(CAD)

RSUs outstanding-January 1	5,691,899	$0.52	2,754,099	$0.70
Grants	1,958,000	1.44	3,345,750	0.38
Exercises (1)	(760,329)	0.56	(238,949)	0.69
Forfeitures	(1,087,729)	0.63	(169,001)	0.59
RSUs outstanding-December 31	5,801,841	$0.80	5,691,899	$0.52
RSUs vested-December 31	1,997,677	$0.59	970,670	$0.69

PSUs continuity
	2021		2020
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per PSU	Common	Per PSU
	Shares	(CAD)	Shares	(CAD)

PSUs outstanding-January 1	2,020,000	$0.63	2,140,000	$0.65
Grants	-	-	180,000	0.38
Exercises (1)	(210,000)	0.66	(120,000)	0.65
Forfeitures	(280,000)	0.68	(180,000)	0.65
PSUs outstanding-December 31	1,530,000	$0.62	2,020,000	$0.63
PSUs vested-December 31	870,000	$0.63	700,000	$0.65